MANAGEMENT PRESENTATION	9 Months Ended
Sep. 30, 2014
MANAGEMENT PRESENTATION
MANAGEMENT PRESENTATION

NOTE B — MANAGEMENT PRESENTATION

In the opinion of management, all adjustments (consisting of normally recurring accruals) considered necessary for a fair presentation of financial position, results of operations, and changes in financial position have been included.  The results of the interim periods are not necessarily indicative of results to be expected for the entire year.  Certain information and footnote disclosures normally included in the financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted in this Form 10-Q report pursuant to certain rules and regulations of the Securities and Exchange Commission (the “SEC”).  For further information, refer to the financial statements and the footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013.